UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10201


                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                 March 31, 2005
                                   (Unaudited)

                                                                       Market
 Shares                                                                Value
--------                                                             ----------
           COMMON STOCKS -- 98.4%

           CONSUMER, CYCLICAL -- 7.7%
   3,100   BorgWarner, Inc.                                          $  150,908
   1,800   Carnival Corp.                                                93,258
   2,500   Pulte Homes, Inc.                                            184,075
   1,750   Starwood Hotels & Resorts Worldwide, Inc.                    105,053
                                                                     ----------
                                                                        533,294
                                                                     ----------

           CONSUMER, NON-CYCLICAL -- 16.9%
   4,000   Avon Products, Inc.                                          171,760
   2,200   Clorox Co.                                                   138,578
   2,000   Gillette Co.                                                 100,960
   3,950   Kellogg Co.                                                  170,917
   3,000   PepsiCo, Inc.                                                159,090
   1,975   Potash Corp. of Saskatchewan, Inc.                           172,831
   1,500   Procter & Gamble Co.                                          79,500
   3,400   Target Corp.                                                 170,068
                                                                     ----------
                                                                      1,163,704
                                                                     ----------

           ENERGY -- 12.7%
   4,000   Apache Corp.                                                 244,920
   3,750   Baker Hughes, Inc.                                           166,838
   4,400   Exxon Mobil Corp.                                            262,240
   3,500   Weatherford International Ltd.*                              202,790
                                                                     ----------
                                                                        876,788
                                                                     ----------

           FINANCIAL SERVICES -- 14.1%
   3,100   American Express Co.                                         159,247
   3,596   Bank of America Corp.                                        158,584
   3,500   Citigroup, Inc.                                              157,290
   3,000   Merrill Lynch & Co., Inc.                                    169,800
   3,575   SAFECO Corp.                                                 174,138
   2,500   Wells Fargo & Co.                                            149,500
                                                                     ----------
                                                                        968,559
                                                                     ----------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                 March 31, 2005
                                   (Unaudited)

                                                                       Market
 Shares                                                                Value
--------                                                             ----------
           HEALTHCARE -- 16.6%
   2,800   Becton, Dickinson & Co.                                   $  163,576
   3,250   C.R. Bard, Inc.                                              221,260
   2,750   Johnson & Johnson                                            184,690
   3,400   Patterson Companies, Inc.*                                   169,830
   5,400   Pfizer, Inc.                                                 141,858
   1,000   Quest Diagnostics, Inc.                                      105,130
   2,050   Zimmer Holdings, Inc.*                                       159,511
                                                                     ----------
                                                                      1,145,855
                                                                     ----------

           INDUSTRIAL -- 20.6%
   1,800   3M Co.                                                       154,242
   4,100   Amphenol Corp.                                               151,864
   4,200   Burlington Northern Santa Fe Corp.                           226,506
   3,500   Danaher Corp.                                                186,935
   2,250   Eaton Corp.                                                  147,150
   3,000   Expeditors International of Washington, Inc.                 160,650
   6,450   General Electric Co.                                         232,586
   4,500   Masco Corp.                                                  156,015
                                                                     ----------
                                                                      1,415,948
                                                                     ----------

           MATERIALS -- 2.7%
   3,825   Praxair, Inc.                                                183,065
                                                                     ----------
           TECHNOLOGY -- 7.1%
   2,800   Diebold, Inc.                                                153,580
   2,100   International Business Machines Corp.                        191,898
   6,000   Microsoft Corp.                                              145,020
                                                                     ----------
                                                                        490,498
                                                                     ----------

           TOTAL COMMON STOCKS                                       $6,777,711
                                                                     ----------

                           APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                 March 31, 2005
                                   (Unaudited)

                                                                       Market
 Shares                                                                Value
--------                                                             ----------

           MONEY MARKETS -- 1.6%
 109,575   First American Treasury Fund                              $  109,575
                                                                     ----------

           TOTAL INVESTMENT SECURITIES -- 100.0% (Cost $6,073,827)   $6,887,286

           LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%                 (2,937)
                                                                     ----------

           NET ASSETS -- 100.0%                                      $6,884,349
                                                                     ==========

*Non-income producing security.

Notes to Portfolio of Investments:

a) Securities valuation - The Appleton Equity Growth Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

b) Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

c) As of March 31, 2005, the aggregate identified cost for federal income tax purposes is $6,073,827, resulting in gross unrealized appreciation and depreciation of $979,970 and $166,511, respectively, and net unrealized appreciation of $813,459.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Appleton Funds

By (Signature and Title)


/s/ James I. Ladge
-----------------------
James I. Ladge
President and Treasurer

Date:  May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
-----------------------
James I. Ladge
President and Treasurer

Date:  May 20, 2005

By (Signature and Title)


/s/ James I. Ladge
-----------------------
James I. Ladge
President and Treasurer

Date: May 20, 2005